Financial Instruments (Details) - Schedule of Level 3 Fair Values for the Convertible Loan (Parentheticals)	12 Months Ended
Dec. 31, 2023
Schedule Of Level3 Fair Values For The Convertible Loan Abstract
Assessed by the management percentage	8.26%